SHARE CAPITAL - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of fair value measurement of equity [line items]
Stock based compensation	$ 1,422	$ 286	$ 3,620	$ 721
Options [member]
Disclosure of fair value measurement of equity [line items]
Stock based compensation	706	286	1,661	721
RSUs [member]
Disclosure of fair value measurement of equity [line items]
Stock based compensation	595		1,591
G&A - Stock options & RSUs [Member]
Disclosure of fair value measurement of equity [line items]
Stock based compensation	1,301	286	3,252	721
R&D - Stock options [Member]
Disclosure of fair value measurement of equity [line items]
Stock based compensation	$ 121		$ 368